Cash (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Cash [Abstract]
Schedule of cash
	December 31,
	2021	2020
Cash for immediate withdrawal - in USD	$6,590	$1,878
Cash for immediate withdrawal - in NIS	285	68

	$6,875	$1,946